Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
2.	Securities

The following table summarizes the Company's securities:

(Dollar amounts in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value

December 31, 2011:
Trust preferred securities	$45,894	$265	$(8,615)	$37,544
Municipal securities	174,288	10,427	(230)	184,485
Equity securities	1,754	351	(2)	2,103
Corporate bonds	165,923	1,784	(2,928)	164,779
Mortgage-backed securities
U.S. sponsored entities	694,674	37,636	(8)	732,302
Private label	8,964	241	(302)	8,903

Subtotal mortgage-backed securities	703,638	37,877	(310)	741,205

Total securities	$1,091,497	$50,704	$(12,085)	$1,130,116

December 31, 2010:
Trust preferred securities	$46,467	$116	$(7,607)	$38,976
Municipal securities	165,479	2,040	(4,342)	163,177
Equity securities	1,424	434	(8)	1,850
Corporate bonds	118,862	3,800	-	122,662
Mortgage-backed securities
U.S. sponsored entities	706,034	33,752	(1,524)	738,262
Private label	12,446	463	(164)	12,745

Subtotal mortgage-backed securities	718,480	34,215	(1,688)	751,007

Total securities	$1,050,712	$40,605	$(13,645)	$1,077,672

The private-label mortgage backed securities totaled $8.9 million and $12.7 million as of December 31, 2011 and December 31, 2010 respectively and are secured by residential real estate.

The proceeds from the sale of securities as of December 31, 2011 were $25.4 million. Gross realized gains on sales of securities available for sale were $937,000 in 2011. The Company recorded impairment charges of approximately $78,000 on a $2.5 million collateralized debt obligation (CDO), $52,000 on a private-label mortgage-backed security and approximately $317,000 on five of its equity investments in various banks that had experienced a decline in their market value for the last several quarters. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $548,000.

During 2010, the Company did not have any security sales, however the Company recorded impairment charges of approximately $810,000 on a $2.5 million collateralized debt obligation (CDO), $212,000 on a private-label mortgage-backed security and approximately $217,000 on five of its equity investments in various banks that had experienced a decline in their market value for the last several quarters. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $600,000.

The proceeds from the sale of securities as of December 31, 2009 were $992,000. Gross realized gains on sales of securities available for sale were $246,000 in 2009. Impairment charges on available for sale securities of $617,000 were recorded for 2009 on securities that were deemed to be other-than-temporarily impaired. Included in the impairment charges for 2009 was approximately $66,000 on three of the Company's equity investments in various banks that had experienced a decline in their market value for several quarters and $551,000 on a CDO.

Included in the $37.5 million of trust preferred securities are standalone trust preferred securities with a fair value of $37.4 million that are investment-grade rated by at least one rating agency. In addition, there was one pooled trust preferred security with a par value of $2.5 million and a fair value of $120,000 that was not investment-grade rated. The Company took an impairment charge of approximately $78,000 on this $2.5 million collateralized debt obligation that is comprised of sixteen financial institutions during 2011. This security is a CDO currently comprised of trust preferred securities of 16 financial institutions and has a Moody's rating of Ca, which is below investment grade. The Company had an independent third party analyze this bond at December 31, 2011 and determined that no additional impairment was necessary.

Because of the subprime crisis current markets for variable rate corporate trust preferred bonds are illiquid. In order to determine prices of these securities the Company utilizes a discounted cash flow method, mentioned above. This method is described more fully in footnote 12, Fair Value.

The following is a summary of the amounts recognized in earnings related to credit losses on securities which the Company has recorded other-than-temporary impairment charges through earnings and other comprehensive income:

(Dollars in thousands)
Totals
January 1, 2010	$-
Credit losses on securities for which other-than-temporary impairment was not previously recognized	1,022
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	-

December 31, 2010	1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	130
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	-

December 31, 2011	$1,152

At December 31, 2011 and 2010, the Bank did not have any corporate bonds whose book value exceeded 10% of equity.

The following table shows the Company's investments' gross unrealized losses and fair value aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

As of December 31, 2011

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$35,789	$8,615	9	$35,789	$8,615

Municipal securities	2	3,094	149	3	2,627	81	5	5,721	230

Equity securities	-	-	-	1	130	2	1	130	2

Corporate bonds	27	91,046	2,928	-	-	-	27	91,046	2,928

Mortgage-backed securities

U.S. sponsored entities	1	4,596	8	-	-	-	1	4,596	8

Private label	3	3,084	302	-	-	-	3	3,084	302

Subtotal mortgage-backed securities	4	7,680	310	-	-	-	4	7,680	310

Total	33	$101,820	$3,387	13	$38,546	$8,698	46	$140,366	$12,085

As of December 31, 2010

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	10	$37,360	$7,607	10	$37,360	$7,607

Municipal securities	85	67,411	2,750	21	19,773	1,592	106	87,184	4,342

Equity securities	-	-	-	1	130	8	1	130	8

Mortgage-backed securities

U.S. sponsored entities	21	87,741	1,524	-	-	-	21	87,741	1,524

Private label	-	-	-	3	3,914	164	3	3,914	164

Subtotal mortgage-backed securities	21	87,741	1,524	3	3,914	164	24	91,655	1,688

Total	106	$155,152	$4,274	35	$61,177	$9,371	141	$216,329	$13,645

The Company primarily invests in mortgage-backed securities, variable and fixed rate corporate bonds, municipal bonds, trust preferred securities, government bonds and to a lesser extent equity securities. The policy of the Company is to recognize an OTTI on equity securities where the fair value has been significantly below cost for three consecutive quarters. Declines in the fair value of the corporate bonds that can be attributed to specific adverse conditions affecting the credit quality of the investment would be recorded as OTTI losses and charged to earnings. In order to determine if a decline in fair value is other than temporary, the Company reviews corporate ratings of the investment, analyst reports and SEC filings of the issuers. For fixed maturity investments with unrealized losses due to interest rates where the Company expects to recover the entire amortized cost basis of the security, declines in value below cost are not assumed to be other than temporary. The Company reviews its position quarterly and has asserted that at December 31, 2011, the declines outlined in the above table represent temporary declines due to changes in interest rates and are not reflections of impairment in the credit quality of the securities. Additionally, the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis.

The Company reviews investment debt securities on an ongoing basis for the presence of OTTI with formal reviews performed quarterly. Credit–related OTTI losses on individual securities were recognized during 2011 in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in AOCI. The credit-related OTTI recognized during 2011 and 2010 was $130,000 and $1.0 million, respectively and was related to securities having a book value of $2.1 million at December 31, 2011 and $2.3 million at December 31, 2010. The noncredit-related OTTI was $548,000 and $600,000 for 2011 and 2010, respectively.

The following table summarizes scheduled maturities of the Company's securities as of December 31, 2011, excluding equity securities which have no maturity dates:

(Dollar amounts in thousands)	Available for sale

	Weighted Average Yield	Amortized cost	Fair value
Due in one year or less	4.65%	$43,232	$43,644
Due from one year to five years	3.62%	106,858	107,452
Due from five to ten years	5.03%	102,525	106,384
Due after ten years	3.74%	837,128	870,533

	3.89%	$1,089,743	$1,128,013

For purposes of the maturity table, mortgage-backed securities, which are not due at a single maturity date, have been allocated over maturity groupings based on weighted-average contractual maturities of underlying collateral. The mortgage-backed securities may mature earlier than their weighted-average contractual maturities because of principal prepayments.

Securities, with carrying values of $206.4 million and $89.7 million as of December 31, 2011 and 2010, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.